                                                         The AAL Mutual Funds
                                             Supplement to Prospectus dated June 27, 2003
                                 Regarding The AAL Small Cap Value Fund and The AAL International Fund

1.  Effective on or about the close of business on June 25, 2004, T. Rowe Price  Associates,  Inc.  ("T.  Rowe Price"),  100 East
Pratt Street,  Baltimore,  Maryland  21202,  will begin serving as the investment  subadviser for The AAL Small Cap Value Fund.
T. Rowe Price has over 67 years of investment  management  experience.  The following  information  describes  the Principal
Strategies  for The AAL Small Cap Value Fund effective with the new subadviser:

Under normal  circumstances,  the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks.  T. Rowe Price focuses mainly on the stocks of smaller  companies with market capitalizations  at time of purchase  that are within or below the range of companies  included in the Russell 2000 Value Index.
Although  market  capitalizations are  constantly  changing,  the largest  companies  included in the Index have market capitalizations  of less than $2.9 billion as of December 31,  2003.  The Fund will not sell a stock just  because the company has grown to a market  capitalization  outside the range, and the Fund may  occasionally  purchase  companies with market capitalizations  above the range.  Should T. Rowe Price determine that the Fund would benefit from reducing the percentage of invested  assets from 80% to a lesser  amount,  you will be notified at least 60 days prior to such a change.

The Fund ordinarily  invests in equity  securities of small companies that are believed to be undervalued.  A company's  securities may be undervalued because the company is temporarily  overlooked or out of favor due to general economic conditions,  a market decline, or industry  conditions or developments  affecting the particular  company.  Using fundamental  research,  T. Rowe Price seeks to identify companies that appear to be undervalued by various  measures,  and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe Price considers these factors, among others, in choosing companies:

o  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o  low stock price relative to a company's underlying asset values;
o  above-average dividend yield relative to a company's peers or its own historic norm;
o  a plan to improve the business through restructuring; and
o  a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks,  other securities may also be purchased,  including foreign stocks, futures, and options, in keeping with the Fund's objectives.

T. Rowe Price uses fundamental research techniques to determine what securities to buy and sell.

T. Rowe Price may sell  securities  for a variety of reasons,  such as to secure  gains,  limit losses,  or  reposition  assets to more promising opportunities.

2. Effective on or about the close of business on June 25, 2004, T. Rowe Price International,  Inc. ("Price  International"),
100 East Pratt Street,  Baltimore,  Maryland 21202, and Mercator Asset  Management,  LP ("Mercator"),  5200 Town Center Circle,
Suite 550, Boca Raton,  Florida 33486,  will begin serving as the  co-subadvisers  for The AAL  International  Fund.  Each subadviser has been managing international  funds for more than 18 years. The following  information  describes the Principal
Strategies for The AAL  International Fund effective with the new subadvisers:

The AAL International  Fund seeks to achieve its objective by investing  substantially all of its assets in stocks outside the U.S.
and to diversify  broadly among  developed and emerging  countries  throughout the world.  Normally,  at least 80% of the Fund's net assets (plus the amount of any borrowing for  investment  purposes) will be invested in stocks.  The Fund will invest primarily in securities which are represented in the Morgan Stanley Capital  International  Europe  Australia Far East Index
("EAFE Index").  The EAFE Index is comprised of equity  securities of companies from various  industrial  sectors whose primary trading  markets are located  outside the United  States.  Companies  included in the EAFE Index are selected from among the larger capitalization  companies in these  markets.  Each of the subadvisers  acts and invests  independently  of the other and uses its own methodology  for selecting  stocks.  The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc.

Stock selection  reflects a growth style.  While stocks may be purchased  without regard to a company's  market  capitalization,
Price International's  focus  typically  will be on large and, to a lesser  extent,  medium-sized,  companies.  Price
International  invests primarily in common stocks,  although to a lesser extent it may also purchase  other  instruments  and securities,  including  foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

In determining  the  appropriate  distribution  of investments  among various  countries and geographic  regions,  Price
International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average,  long-term earnings  growth.  Price  International  seeks to purchase  such  stocks at  reasonable  prices in relation to present or  anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price  International  invests  with an  awareness  of the global  economic  backdrop  and its outlook  for  industry  sectors and individual  countries,  bottom-up stock selection is the focus of its  decision-making.  Country  allocation is driven largely by stock selection,  though the sub-adviser may limit  investments in markets that appear to have poor overall  prospects.  In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o  Leading market position
o  Attractive business niche
o  Strong franchise or natural monopoly
o  Technological leadership or proprietary advantages
o  Seasoned management
o  Earnings growth and cash flow sufficient to support growing dividends
o  Healthy balance sheet with relatively low debt

In addition,  Price  International  may purchase some securities that do not meet its normal investment  criteria,  as described above, when it perceives an unusual  opportunity for gain. These special situations might arise when Price  International  believes a security could increase in value for a variety of reasons  including a change in management,  an  extraordinary  corporate event, or a temporary imbalance in the supply of or demand for the securities.  Price  International  may sell  securities for a variety of reasons,  such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP
Stock selection  reflects a value style.  Mercator may invest in securities of issuers of any  capitalization  size.  Although
Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator  combines a relative value style with bottom-up  stock analysis.  The goal of the investment team is to maximize  returns on a risk-adjusted basis.  Mercator's approach is to identify attractive,  undervalued  securities that have good earnings prospects.  Using initial  screens  based on historical  data,  Mercator  uses its  proprietary  database to identify  securities which are  inexpensive relative to their respective historical prices,  industries,  and markets.  Mercator subjects the most attractive stocks to fundamental analysis,  which seeks to validate  projected  financial  data and  considers  company,  industry, and macro  factors.  Mercator  will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

                                            The date of this Supplement is March 19, 2004.

                                         Please include this Supplement with your Prospectus.